Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies Disclosure
Schedule Of Fair Value Off Balance Sheet Risks Text Block
(In thousands)	December 31, 2017	December 31, 2016
Commitments to extend credit:
Credit card lines	$4,303,256	$4,562,981
Commercial and construction lines of credit	3,011,673	2,966,656
Other consumer unused credit commitments	250,029	261,856
Commercial letters of credit	2,116	1,490
Standby letters of credit	33,633	34,644
Commitments to originate or fund mortgage loans	15,297	25,622

Schedule Of Direct Exposure To The Puerto Rico Government By Maturity [Text Block]

(In thousands)	Investment Portfolio	Loans	Total Outstanding	Total Exposure
Central Government
After 1 to 5 years	$2	$-	$2	$2
After 5 to 10 years	7	-	7	7
After 10 years	27	-	27	27
Total Central Government	36	-	36	36
Government Development Bank (GDB)
After 1 to 5 years	2	-	2	2
Total Government Development Bank (GDB)	2	-	2	2
Puerto Rico Highways and Transportation Authority
After 5 to 10 years	4	-	4	4
Total Puerto Rico Highways and Transportation Authority	4	-	4	4
Municipalities
Within 1 year	3,295	13,183	16,478	16,478
After 1 to 5 years	15,485	192,904	208,389	208,389
After 5 to 10 years	29,240	106,368	135,608	135,608
After 10 years	1,025	122,038	123,063	123,063
Total Municipalities	49,045	434,493	483,538	483,538
Total Direct Government Exposure	$49,087	$434,493	$483,580	$483,580